Employee Benefit Plans (Schedule Of Allocation Of Plan Assets) (Details)	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Total	100.00%	100.00%
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Total	58.00%	60.00%
Debt securities
Defined Benefit Plan Disclosure [Line Items]
Total	24.00%	20.00%
Stable value funds
Defined Benefit Plan Disclosure [Line Items]
Total	14.00%	15.00%
Other, including cash
Defined Benefit Plan Disclosure [Line Items]
Total	4.00%	5.00%